Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Foreign Currencies	Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:
	December 31, 2023	December 31, 2022	December 31, 2021
Period-end RMB: US$1 exchange rate	7.0827	6.9646	6.3757
Period-end HK$: US$1 exchange rate	7.8157	7.7967	7.7981
	December 31, 2023	December 31, 2022	December 31, 2021
Period-average RMB: US$1 exchange rate	7.0467	6.7261	6.4515
Period-average HK$: US$1 exchange rate	7.8282	7.8310	7.7729

Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation	Depreciation is computed using the straight-line method over the following estimated useful lives.
	Useful Life	Estimated Residual Value
Building	20-50 years	5%
Motor vehicles	10 years	5%
Furniture and equipment	3-5 years	5%
Office improvements	3-5 years	0%

Schedule of Disaggregated Information of Revenues by Services	Disaggregated information of revenues by services:
	For the years ended December 31,
	2023	2022	2021
Financial and taxation solution services	$31,772	$26,278	$26,491
Education support services	3,730	4,409	4,635
Software and maintenance services	4,257	3,118	3,169
Revenue	$39,759	$33,805	$34,295